Reclassification out of Accumulated Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Opening balance	$ (928)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax [Abstract]
Other comprehensive income	(362)	(68)
Closing balance	(1,290)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	(1,995)	1,780
Net income/(loss)	(1,877)	913
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Unrealized Investment Gain (Loss) [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	28
Tax expense/(benefit)	0
Net income/(loss)	28
Reclassification out of Accumulated Other Comprehensive Income [Member] | Loss/(profit) on sale of assets, realization of loans, indirect taxes and other [Member] | Accumulated Net Unrealized Investment Gain (Loss) [Member]

Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Impairment of marketable securities	29
Reclassification out of Accumulated Other Comprehensive Income [Member] | Interest, dividends and other [Member] | Accumulated Net Unrealized Investment Gain (Loss) [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Disposal of marketable securities	(1)
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Opening balance	(928)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax [Abstract]
Change in other comprehensive income before reclassifications	(390)
Reclassifications from accumulated other comprehensive income	28
Other comprehensive income	(362)	(67)
Closing balance	(1,290)
Unrealized gain on marketable securities, net [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Opening balance	25
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax [Abstract]
Change in other comprehensive income before reclassifications	(21)
Reclassifications from accumulated other comprehensive income	28
Other comprehensive income	7
Closing balance	32
Foreign currency translation adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Opening balance	(951)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax [Abstract]
Change in other comprehensive income before reclassifications	(369)
Other comprehensive income	(369)
Closing balance	(1,320)
Changes in fair value of cash flow hedge instruments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Opening balance	(2)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax [Abstract]
Other comprehensive income	0
Closing balance	$ (2)